Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) [Line Items]
Capital management allowance (in Dollars)	$ 381,011,000	$ 312,143
Relevant liabilities, percentage	75.00%	75.00%
Calibrated seek to ensure, description	99.5%
Top of range [member]
Risk Management (Details) [Line Items]
Choices of variation	7.50%
Bottom of range [member]
Risk Management (Details) [Line Items]
Choices of variation	5.00%